Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 2.7%
CAE, Inc. (a)	19,364	$573,949

Banks - 4.8%
First Horizon Corp.	22,850	516,639
M&T Bank Corp.	2,478	489,702
		1,006,341

Building Products - 4.5%
A.O. Smith Corp.	6,536	479,808
Advanced Drainage Systems, Inc.	3,305	458,403
		938,211

Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	14,862	425,351
FMC Corp.	9,045	304,183
		729,534

Consumer Finance - 1.8%
Synchrony Financial	5,379	382,178

Consumer Staples Distribution & Retail - 2.2%
Dollar Tree, Inc. (a)	4,911	463,451

Containers & Packaging - 4.3%
Crown Holdings, Inc.	5,824	562,540
International Paper Co.	7,542	349,949
		912,489

Electrical Equipment - 4.4%
nVent Electric PLC	4,530	446,839
Regal Rexnord Corp.	3,396	487,122
		933,961

Electronic Equipment, Instruments & Components - 5.2%
Keysight Technologies, Inc. (a)	2,861	500,446
Littelfuse, Inc.	2,327	602,716
		1,103,162

Energy Equipment & Services - 4.0%
Baker Hughes Co.	10,339	503,716
Weatherford International PLC	4,900	335,307
		839,023

Entertainment - 2.4%
Electronic Arts, Inc.	2,502	504,653

Food Products - 1.8%
Tyson Foods, Inc. - Class A	6,896	374,453

Ground Transportation - 4.1%
Knight-Swift Transportation Holdings, Inc.	10,409	411,260
Norfolk Southern Corp.	1,476	443,405
		854,665

Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. (a)	2,484	311,046
Globus Medical, Inc. - Class A (a)	7,863	450,314
Hologic, Inc. (a)	6,997	472,228
		1,233,588

Health Care Providers & Services - 1.9%
Humana, Inc.	1,520	395,458

Hotels, Restaurants & Leisure - 3.7%
Expedia Group, Inc.	1,780	380,475
Restaurant Brands International, Inc.	6,145	394,140
		774,615

Insurance - 3.8%
The Allstate Corp.	1,715	368,125
The Hanover Insurance Group, Inc.	2,339	424,832
		792,957

IT Services - 2.3%
Cognizant Technology Solutions Corp. - Class A	7,299	489,544

Leisure Products - 2.8%
Brunswick Corp.	9,187	580,986

Life Sciences Tools & Services - 2.3%
Avantor, Inc. (a)	38,325	478,296

Machinery - 7.8%
CNH Industrial NV	34,796	377,537
Gates Industrial Corp. PLC (a)	16,506	409,679
Stanley Black & Decker, Inc.	4,472	332,404
The Middleby Corp. (a)	3,965	527,067
		1,646,687

Multi-Utilities - 6.8%
Ameren Corp.	4,616	481,818
CMS Energy Corp.	6,211	455,018
Public Service Enterprise Group, Inc.	5,989	499,842
		1,436,678

Office REITs - 1.8%
Cousins Properties, Inc.	13,218	382,529

Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy, Inc.	1,884	269,601
Expand Energy Corp.	4,422	469,793
		739,394

Real Estate Management & Development - 2.2%
Jones Lang LaSalle, Inc. (a)	1,552	462,931

Residential REITs - 1.7%
Mid-America Apartment Communities, Inc.	2,585	361,202

Retail REITs - 1.8%
Brixmor Property Group, Inc.	13,566	375,507

Semiconductors & Semiconductor Equipment - 1.9%
ON Semiconductor Corp. (a)	7,962	392,606

Specialized REITs - 2.7%
CubeSmart	7,918	321,946
SBA Communications Corp.	1,325	256,189
		578,135
TOTAL COMMON STOCKS (Cost $17,481,751)		20,737,183

TOTAL INVESTMENTS - 98.6% (Cost $17,481,751)		20,737,183
Other Assets in Excess of Liabilities - 1.4%		303,829
TOTAL NET ASSETS - 100.0%		$21,041,012
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,737,183	$–	$–	$20,737,183
Total Investments	$20,737,183	$–	$–	$20,737,183

Refer to the Schedule of Investments for further disaggregation of investment categories.